Environmental rehabilitation obligation and other provisions - Summary (Details) - ZAR (R) R in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Environmental rehabilitation obligation	R 11,805	R 11,355	R 8,435	R 8,146
Other provisions	444	1,982	117	R 117
Balance at end of the year	12,249	13,337	8,552
Current portion of environmental rehabilitation obligation and other provisions	(327)	(832)	0
Non-current portion of environmental rehabilitation obligation and other provisions	R 11,922	R 12,505	R 8,552